Offsetting financial assets and financial liabilities	12 Months Ended
Oct. 31, 2022
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Offsetting financial assets and financial liabilities

Note 30 Offsetting financial assets and financial liabilities
Offsetting within our Consolidated Balance Sheets may be achieved where financial assets and liabilities are subject to master netting arrangements that provide the currently enforceable right of offset and where there is an intention to settle on a net basis, or realize the assets and settle the liabilities simultaneously. For derivative contracts and repurchase and reverse repurchase arrangements, this is generally achieved when there is a market mechanism for settlement (e.g., central counterparty exchange or clearing house) which provides daily net settlement of cash flows arising from these contracts. Margin receivables and margin payables are generally offset as they settle simultaneously through a market settlement mechanism.
Amounts that do not qualify for offsetting include master netting arrangements that only permit outstanding transactions with the same counterparty to be offset in an event of default or occurrence of other predetermined events. Such master netting arrangements include the International Swaps and Derivatives Association Master Agreement or certain derivative exchange or clearing counterparty agreements for derivative contracts, global master repurchase agreement and global master securities lending agreements for repurchase, reverse repurchase and other similar secured lending and borrowing arrangements.
The amount of financial collateral received or pledged subject to master netting arrangements or similar agreements but do not qualify for offsetting refers to the collateral received or pledged to cover the net exposure between counterparties by enabling the collateral to be realized in an event of default or the occurrence of other predetermined events. Certain amounts of collateral are restricted from being sold or re-pledged
unless there is an event of default or the occurrence of other predetermined events.

The following tables provide the amount of financial instruments that have been offset on the Consolidated Balance Sheets and the amounts that do not qualify for offsetting but are subject to enforceable master netting arrangements or similar agreements. The amounts presented are not intended to represent our actual exposure to credit risk.
Financial instruments subject to enforceable master netting arrangements or similar agreements

	As at October 31, 2022
	Amounts subject to enforceable netting arrangements
				Related amounts not offset on the Consolidated Balance Sheets (1)

(Millions of Canadian dollars)	Gross amounts of recognized financial instruments	Gross amounts offset on the Consolidated Balance Sheets	Net amounts presented in the Consolidated Balance Sheets	Impact of master netting agreements	Financial collateral (2)	Net amounts	Amounts not subject to enforceable netting arrangements	Net amounts presented on the Consolidated Balance Sheets
Financial assets
Assets purchased under reverse repurchase agreements and securities borrowed	$411,937	$94,203	$317,734	$293	$314,602	$2,839	$111	$317,845
Derivative assets (3)	146,479	2,185	144,294	98,610	21,412	24,272	10,145	154,439
Other financial assets	1,638	304	1,334	11	83	1,240	–	1,334
	$560,054	$96,692	$463,362	$98,914	$336,097	$28,351	$10,256	$473,618
Financial liabilities
Obligations related to assets sold under repurchase agreements and securities loaned	$360,722	$94,203	$266,519	$293	$265,822	$404	$7,428	$273,947
Derivative liabilities (3)	141,137	2,185	138,952	98,610	19,758	20,584	14,539	153,491
Other financial liabilities	825	304	521	11	–	510	–	521
	$502,684	$96,692	$405,992	$98,914	$285,580	$21,498	$21,967	$427,959

(Millions of Canadian dollars)	As at October 31, 2021
	Amounts subject to enforceable netting arrangements
				Related amounts not offset on the Consolidated Balance Sheets (1)
	Gross amounts of recognized financial instruments	Gross amounts offset on the Consolidated Balance Sheets	Net amounts presented in the Consolidated Balance Sheets	Impact of master netting agreements	Financial collateral (2)	Net amounts	Amounts not subject to enforceable netting arrangements	Net amounts presented on the Consolidated Balance Sheets
Financial assets
Assets purchased under reverse repurchase agreements and securities borrowed	$384,439	$77,028	$307,411	$101	$305,071	$2,239	$492	$307,903
Derivative assets (3)	84,595	314	84,281	57,101	12,978	14,202	11,260	95,541
Other financial assets	412	240	172	1	61	110	–	172
	$469,446	$77,582	$391,864	$57,203	$318,110	$16,551	$11,752	$403,616
Financial liabilities
Obligations related to assets sold under repurchase agreements and securities loaned	$338,737	$77,028	$261,709	$101	$261,135	$473	$492	$262,201
Derivative liabilities (3)	77,514	314	77,200	57,101	10,503	9,596	14,239	91,439
Other financial liabilities	412	240	172	1	–	171	–	172
	$416,663	$77,582	$339,081	$57,203	$271,638	$10,240	$14,731	$353,812

(1)	Financial collateral is reflected at fair value. The amount of financial instruments and financial collateral disclosed is limited to the net balance sheet exposure, and any over-collateralization is excluded from the table.
(2)	Includes cash collateral of $20 billion (October 31, 2021 – $12 billion) and non-cash collateral of $316 billion (October 31, 2021 – $307
billion) received for financial assets and cash collateral of $19 billion (October 31, 2021 – $9 billion) and non-cash collateral of $267 billion (October 31, 2021 – $262 billion) pledged for financial liabilities.

(3)	Includes cash margin of $3
billion (October 31, 2021 – $3 billion) that was offset against derivative assets and cash margin of
$8
billion (October 31, 2021 – $3 billion) that was offset against derivative liabilities on the Consolidated Balance Sheets.